Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Premises and Equipment
Schedule of summary of premises and equipment

(in thousands)	2015	2014
Land and land improvements	$10,165	$10,152
Buildings and improvements	35,588	35,504
Furniture and equipment	12,906	12,016
Construction in progress	94	523
Total	58,753	58,195
Less accumulated depreciation	22,364	20,697
Premises and equipment, net	$36,389	$37,498

Schedule of depreciation expense
(in thousands)	2015	2014	2013

Depreciation expense	$1,810	$1,758	$1,605